Other Receivables (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Feb. 27, 2013
Other Receivables [Line Items]
Other Receivables	$ 15,000
Promissory Note One [Member]
Other Receivables [Line Items]
Financing Receivable, Gross		65,771
Debt Instrument Periodic Receipt Principal	1,028
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date	Jun. 04, 2014
Promissory Note Two [Member]
Other Receivables [Line Items]
Debt Instrument Periodic Receipt Principal	500
Other Receivables	$ 14,257